Subsequent Events	6 Months Ended
Jun. 30, 2023
Subsequent Events [Abstract]
Subsequent Events

15.            Subsequent Events:

a)	On August 3, 2023 the Company’s Board of Directors declared a quarterly cash dividend of $0.40 per share payable on or about September 7, 2023 to all shareholders of record as of August 22, 2023. The ex-dividend date is expected to be August 21, 2023.

b)	On July 7, 2023, July 10, 2023, July 14, 2023 and July 24, 2023, the vessels Star Polaris, Star Centaurus, Star Columba and Star Aquila, respectively, were delivered to their buyers, as discussed in Note 5.

c)	On July 12, 2023, the amount of $50,000 was drawn under the Nordea $50,000 Facility, as discussed in Note 8.